Cover	12 Months Ended
Jan. 03, 2026
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SLEEP NUMBER CORPORATION
Entity Central Index Key	0000827187